Non-Controlling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Balance at beginning of the year	€ 3,633,965	€ 3,727,978	€ 3,301,390
Profit/(loss) for the year	594,406	661,314	544,543
Capital increases	465,548	(389)
Balance at end of the year	4,696,604	3,633,965	3,727,978
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	4,886	6,497	5,187
Profit/(loss) for the year	(2,236)	(1,386)	(913)
Disposals	(914)	(347)
Business combinations/ Additions to consolidated Group	469,881	255
Capital increases	469,010	(43)	2,737
Translation differences	(567)	(133)
Balance at end of the year	471,050	4,886	6,497
Grifols (Thailand) Ltd | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	3,579	3,354
Profit/(loss) for the year	193	433
Disposals	(43)	(77)
Translation differences	206	(131)
Balance at end of the year	3,935	3,579	3,354
Grifols Malaysia Sdn Bhd | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,372	1,172
Profit/(loss) for the year	326	229
Translation differences	37	(29)
Balance at end of the year	1,735	1,372	1,172
Araclon Biotech S.L | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(1,477)	140
Profit/(loss) for the year	(2,011)	(1,617)
Balance at end of the year	(3,488)	(1,477)	140
Progenika Biopharma, S.A. (Spain) | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	880	1,211
Profit/(loss) for the year		(60)
Disposals	(871)	(298)
Translation differences		27
Balance at end of the year	9	880	1,211
Abyntek Biopharma, S.L. | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year		(73)
Profit/(loss) for the year		45
Disposals		28
Balance at end of the year			(73)
VCN Bioscience, S.L. (Spain) | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	421	693
Profit/(loss) for the year	(281)	(272)
Balance at end of the year	140	421	€ 693
Kiro Grifols , S.L. | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	111
Profit/(loss) for the year	(463)	(144)
Business combinations/ Additions to consolidated Group		255
Balance at end of the year	(352)	€ 111
Haema, AG | Non-controlling interests
Disclosure of subsidiaries [line items]
Business combinations/ Additions to consolidated Group	220,190
Balance at end of the year	220,190
Biotest US Corporation | Non-controlling interests
Disclosure of subsidiaries [line items]
Business combinations/ Additions to consolidated Group	249,691
Translation differences	(810)
Balance at end of the year	€ 248,881